CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Customer deposits, allowance for doubtful accounts	$ 550,158	$ 583,836
Accounts receivable, allowance for doubtful accounts	65,243,624	44,002,810
Accounts payable	6,699,191	8,260,681
Accrued payroll and welfare expenses	140,178,362	116,577,317
Income tax payable	155,085,748	117,593,159
Other tax payable	55,691,217	49,390,175
Amounts due to related parties	9,934,688	7,356,186
Advance from customers and deferred revenue	20,821,723	19,013,041
Other current liabilities	58,645,555	85,836,572
Deferred tax liabilities, non-current	$ 26,301,048	$ 28,203,218
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	143,924,959	142,123,368
Ordinary shares, shares outstanding (in shares)	143,924,959	142,123,368
Consolidated VIEs without recourse
Accounts payable	$ 335,005	$ 600,735
Accrued payroll and welfare expenses	36,833,196	44,321,824
Income tax payable	27,608,773	28,337,431
Other tax payable	17,268,065	16,032,365
Amounts due to related parties	8,478,440	4,175,247
Advance from customers and deferred revenue	5,923,346	5,073,492
Other current liabilities	17,242,436	36,291,161
Deferred tax liabilities, non-current	$ 1,833,357	$ 469,579